EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
EQUIPMENT

During the year ended December 31, 2018, the Company wrote-off $425,925 of mining equipment in Bolivia that was no longer in use. During the year ended December 31, 2017, the Company wrote-off $159,666 (2016 - $Nil) of equipment in Mongolia that was no longer in use.

On October 10, 2018, the Company signed a lease agreement (the “Lease”) with an arms-length private Mongolian company (the “Lessee”) whereby the Lessee plans to perform mining operations at Prophecy’s Ulaan Ovoo coal mine and will pay Prophecy USD2.00 (the “Production Royalty”) for every tonne of coal shipped from the Ulaan Ovoo site premises. The Lessee paid Prophecy USD100,000 in cash (recorded as other income on the consolidated statement of operations) as a non-refundable advance royalty payment and is preparing, at its own and sole expense, to restart and operate the Ulaan Ovoo mine with its own equipment, supplies, housing and crew.

The Lease is valid for 3 years with an annual advance royalty payment (“ARP”) for the first year of USD100,000 which was due and paid upon signing, and USD150,000 and USD200,000 due on the 1st and 2nd anniversary of the Lease, respectively. The ARP can be credited towards the USD2.00 per tonne Production Royalty payments to be made to Prophecy as the Lessee starts to sell Ulaan Ovoo coal. The 3-year Lease can be extended upon mutual agreement.

The impaired value of $Nil for deferred development costs at Ulaan Ovoo property at December 31, 2018 remains unchanged.

The following table summarized information regarding the Company’s equipment as at December 31, 2016, 2017, and 2018:

	Computer	Furniture &	Computer		Leasehold	Mining
	Equipment	Equipment	Software	Vehicles	Improvements	Equipment	Total
Cost
Balance, December 31, 2015	$161,959	$388,933	$197,813	$459,229	$172,818	$1,574,098	$2,954,850
Disposals	(61,738)	(109,720)	-	(5,375)	(172,818)	(39,353)	(389,004)
Balance, December 31, 2016	$100,221	$279,213	$197,813	$453,854	$-	$1,534,745	$2,565,846
Accumulated depreciation
Balance, December 31, 2015	$135,912	$230,867	$197,813	$330,345	$135,086	$617,344	$1,647,367
Depreciation for year	12,053	29,443	-	26,129	-	242,572	310,197
Disposals	(53,065)	(78,671)	-	(16,558)	(135,086)	(25,945)	(309,325)
Balance, December 31, 2016	$94,900	$181,639	$197,813	$339,916	$-	$833,971	$1,648,239
Carrying amount
At December 31, 2015	$26,047	$158,066	$-	$128,884	$37,732	$956,754	$1,307,483
At December 31, 2016	$5,321	$97,574	$-	$113,938	$-	$700,774	$917,607
Cost
Balance, December 31, 2016	$100,221	$279,213	$197,813	$453,854	$-	$1,534,745	$2,565,846
Additions	(147)	(2,383)	-	-	-	-	(2,530)
Impairment charge	-	-	-	(281,162)	-	(219,916)	(501,078)
Balance, December 31, 2017	$100,074	$276,830	$197,813	$172,692	$-	$1,314,829	$2,062,238
Accumulated depreciation
Balance, December 31, 2016	$94,900	$181,639	$197,813	$339,916	$-	$833,971	$1,648,239
Depreciation for year	1,795	35,434	-	18,434	-	167,837	223,500
Impairment charge	-	-	-	(228,508)	-	(112,904)	(341,412)
Balance, December 31, 2017	$96,695	$217,073	$197,813	$129,842	$-	$888,904	$1,530,327
Carrying amount
At December 31, 2016	$5,321	$97,574	$-	$113,938	$-	$700,774	$917,607
At December 31, 2017	$3,379	$59,757	$-	$42,850	$-	$425,925	$531,911
Cost
Balance, December 31, 2017	$100,074	$276,830	$197,813	$172,692	$-	$1,314,829	$2,062,238
Additions/Disposals	3,180	2,015	-	-	-	24,476	29,671
Impairment charge	-	-	-	-	-	(1,314,829)	(1,314,829)
Balance, December 31, 2018	$103,254	$278,845	$197,813	$172,692	$-	$24,476	$777,080
Accumulated depreciation
Balance, December 31, 2017	$96,695	$217,073	$197,813	$129,842	$-	$888,904	$1,530,327
Depreciation for period	1,316	16,351	-	13,337	-	3,491	34,495
Impairment charge	-	-	-	-	-	(888,904)	(888,904)
Balance, December 31, 2018	$98,011	$233,424	$197,813	$143,179	$-	$3,491	$675,918
Carrying amount
At December 31, 2017	$3,379	$59,757	$-	$42,850	$-	$425,925	$531,911
At December 31, 2018	$5,243	$45,421	$-	$29,513	$-	$20,985	$101,162